INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS
Balance at December 31, 2023	$189,403
Change in fair value	(11,046)
Balance at March 31 2024	$178,357

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$42,857
Private company shares	135,500
Balance at March 31, 2024	$178,357